Nuveen Short Term Municipal Bond Fund
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 101.7%
	MUNICIPAL BONDS – 101.6%
	Alabama – 3.7%
$1,000	Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2020, 5.000%, 7/01/27 – BAM Insured	No Opt. Call	AA	$1,223,370
6,335	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A2	6,697,045
3,000	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 6 Series 2021B, 4.000%, 10/01/52 (Mandatory Put 12/01/26)	9/26 at 100.79	A2	3,393,150
4,105	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	4,163,702
	Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020:
385	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	394,771
450	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	481,482
350	Gardendale, Alabama, General Obligation Warrants, Series 2021B, 4.000%, 5/01/25	No Opt. Call	AA-	388,689
1,795	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.000%, 6/01/34 (Mandatory Put 6/26/25)	No Opt. Call	A1	1,811,532
7,475	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A1	8,015,741
1,000	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 1, Series 2021A, 4.000%, 10/01/25	No Opt. Call	A2	1,113,440
650	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	689,377
26,545	Total Alabama			28,372,299
	Alaska – 0.1%
1,000	North Slope Borough, Alaska, General Obligation Bonds, Refunding School Series 2021B, 5.000%, 6/30/24	No Opt. Call	AA	1,112,050
	Arizona – 3.7%
385	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2021A, 5.000%, 2/01/26	No Opt. Call	AA-	451,982
1,320	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	1,365,276
6,930	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	7,648,987
1,820	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017A, 1.875%, 9/01/32 (Mandatory Put 3/31/23) (AMT)	No Opt. Call	A+	1,849,739

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A:
$450	5.000%, 9/01/22	No Opt. Call	A+	$464,270
500	5.000%, 9/01/23	No Opt. Call	A+	538,985
375	Maricopa County School District 3 Tempe Elementary, Arizona, General Obligation Bonds, School Improvement Project 2016, Series 2021C, 5.000%, 7/01/25	No Opt. Call	Aa1	432,596
1,635	Maricopa County Special Health Care District, Arizona, General Obligation Bonds, Series 2021D, 5.000%, 7/01/24	No Opt. Call	Aa3	1,817,973
2,450	Maricopa County Unified School District 4 Mesa, Arizona, General Obligation Bonds, School Improvement, Project of 2018 Series 2020C, 5.000%, 7/01/25	No Opt. Call	Aa2	2,833,670
1,250	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Refunding Series 2020, 5.000%, 7/01/24	No Opt. Call	Aa1	1,393,850
2,075	Navajo County Unified School District 32 Blue Ridge, Arizona, General Obligation Bonds, Refunding Series 2021, 4.000%, 7/01/24 – BAM Insured	No Opt. Call	N/R	2,255,878
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019B:
1,500	5.000%, 7/01/24 (AMT)	No Opt. Call	A1	1,661,925
3,500	5.000%, 7/01/26 (AMT)	No Opt. Call	A1	4,136,930
2,000	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003A-2, 2.200%, 3/01/28 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A-	2,072,160
26,190	Total Arizona			28,924,221
	California – 2.2%
5,605	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017C, 5.000%, 8/01/31 (Mandatory Put 11/01/22)	No Opt. Call	AA-	5,828,584
2,990	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Bond Anticipation Notes Series 2017, 0.000%, 4/01/22 (ETM)	No Opt. Call	Aa1 (4)	2,988,804
7,465	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2017D, 5.000%, 5/01/23 (AMT)	No Opt. Call	A1	7,924,172
500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	AA-	595,325
16,560	Total California			17,336,885
	Colorado – 3.0%
550	Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams and Weld Counties, Colorado, Senior General Obligation Limited Tax Refunding Bonds, Series 2018A, 5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	572,478
250	Canon City Area Fire Protection District, Fremont County, Colorado, Certificates of Participation, Series 2021F, 4.000%, 12/01/25 – AGM Insured	No Opt. Call	AA	281,060
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Aspen View Academy Project, Series 2021:
50	4.000%, 5/01/24	No Opt. Call	Baa3	53,197
100	4.000%, 5/01/26	No Opt. Call	Baa3	110,286

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder Community Health Project, Series 2020:
$300	5.000%, 10/01/23	No Opt. Call	A-	$323,631
350	5.000%, 10/01/24	No Opt. Call	A-	390,715
200	5.000%, 10/01/25	No Opt. Call	A-	230,666
250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/25	No Opt. Call	BBB+	288,832
2,325	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	2,631,202
	Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020A:
140	5.000%, 12/01/23 – AGM Insured	No Opt. Call	AA	152,022
175	5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	197,101
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.000%, 11/15/22 (AMT)	No Opt. Call	A+	1,040,580
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
5,000	5.000%, 12/01/22 (AMT)	No Opt. Call	A+	5,213,200
2,000	5.000%, 12/01/25 (AMT)	No Opt. Call	A+	2,325,340
1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2020A, 5.000%, 9/01/27	No Opt. Call	A	1,227,410
	Foothills Park and Recreation District, Jefferson County, Colorado, Lease Revenue Bonds, Certificates of Participation, Series 2021:
220	4.000%, 12/01/24	No Opt. Call	AA-	242,057
200	4.000%, 12/01/25	No Opt. Call	AA-	225,838
525	Groundwater Management Subdistrict, Adams, Morgan and Weld Counties, Colorado, Limited Tax General Obligation Bonds, Series 2021, 5.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	592,930
225	Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021, 5.000%, 12/01/25 – AGM Insured	No Opt. Call	AA	263,117
4,855	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc. Project, Refunding Series 2009, 2.000%, 3/01/36 (Mandatory Put 10/03/22)	No Opt. Call	A3	4,913,066
	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Senior Series 2021A:
100	5.000%, 12/01/23 – AGM Insured	No Opt. Call	AA	108,247
220	5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	246,902
	Prairiestar Metropolitan District 2, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2021A:
100	5.000%, 12/01/23 – BAM Insured	No Opt. Call	N/R	108,168
190	5.000%, 12/01/24 – BAM Insured	No Opt. Call	N/R	212,766
100	5.000%, 12/01/25 – BAM Insured	No Opt. Call	N/R	115,389
500	Sand Creek Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2020A, 4.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	516,045

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019:
$105	5.000%, 12/15/22 – AGM Insured	No Opt. Call	AA	$109,424
260	5.000%, 12/15/24 – AGM Insured	No Opt. Call	AA	292,373
	Westminster Public Schools, Adams County, Colorado, Certificates of Participation, Improvement Series 2020A:
175	4.000%, 12/01/23 – AGM Insured	No Opt. Call	AA	186,361
200	4.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	218,894
21,665	Total Colorado			23,389,297
	Connecticut – 1.3%
6,000	Connecticut State, General Obligation Bonds, Social Series 2022A, 3.000%, 1/15/23 (WI/DD, Settling 1/06/22)	No Opt. Call	N/R	6,170,220
2,030	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 2015B, 5.000%, 8/01/26	8/25 at 100.00	AA-	2,346,112
1,200	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A, 5.000%, 5/01/26	No Opt. Call	AA-	1,423,236
9,230	Total Connecticut			9,939,568
	District of Columbia – 1.2%
5,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A, 5.000%, 10/01/25 (AMT)	No Opt. Call	Aa3	5,782,700
	Washington Convention and Sports Authority, Washington D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2018A:
1,325	5.000%, 10/01/22 (ETM)	No Opt. Call	N/R (4)	1,372,567
850	5.000%, 10/01/22	No Opt. Call	AA	879,606
1,000	Washington Convention and Sports Authority, Washington D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A, 5.000%, 10/01/26	No Opt. Call	AA	1,197,690
8,175	Total District of Columbia			9,232,563
	Florida – 4.8%
1,450	Broward County, Florida, Airport System Revenue Bonds, Refunding Series 2012P-1, 5.000%, 10/01/22 (AMT)	No Opt. Call	A1	1,500,735
1,000	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, 5.000%, 10/01/23 (AMT)	No Opt. Call	A1	1,080,050
1,300	Broward County, Florida, Airport System Revenue Bonds, Series 2019A, 5.000%, 10/01/24 (AMT)	No Opt. Call	A1	1,453,491
750	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 5.000%, 9/01/23 (AMT)	No Opt. Call	A1	808,477
4,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.250%, 1/01/49 (Mandatory Put 1/01/24), 144A (AMT)	1/22 at 102.00	N/R	4,080,720
4,840	Florida Development Finance Corporation, Revenue Bonds, Brightline Passenger Rail Expansion Project, Series 2021A, 0.300%, 12/01/56 (Mandatory Put 7/01/22) (AMT)	1/22 at 100.00	N/R	4,840,097

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Refunding Series 2019A, 5.000%, 6/01/22	No Opt. Call	AAA	$15,300,300
1,750	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018E, 5.000%, 10/01/22 (AMT)	No Opt. Call	Aa3	1,810,952
1,065	Lake Worth Beach, Florida, Consolidated Utility Revenue Bonds, Series 2020, 5.000%, 10/01/25 – BAM Insured	No Opt. Call	AA	1,234,708
1,035	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017, 5.000%, 7/01/22	No Opt. Call	BB+	1,039,161
2,740	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021C, 5.000%, 11/15/52 (Mandatory Put 11/15/26)	No Opt. Call	AA	3,306,495
	Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and Research Institute, Series 2020B:
200	5.000%, 7/01/22	No Opt. Call	A2	204,670
340	5.000%, 7/01/25	No Opt. Call	A2	391,201
225	5.000%, 7/01/26	No Opt. Call	A2	267,039
35,695	Total Florida			37,318,096
	Georgia – 1.6%
1,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2020B, 5.000%, 7/01/24 (AMT)	No Opt. Call	Aa3	1,107,950
580	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2021C, 5.000%, 7/01/26 (AMT)	No Opt. Call	Aa3	686,389
3,555	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa2	3,880,780
	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2021C:
750	4.000%, 12/01/24	No Opt. Call	A3	821,535
1,100	4.000%, 12/01/25	No Opt. Call	A3	1,233,947
2,470	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Variable Rate Demand Bonds Series 2018A, 4.000%, 9/01/22	No Opt. Call	Aa2	2,531,429
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2021:
300	5.000%, 10/01/23	No Opt. Call	Baa1	324,177
400	5.000%, 10/01/24	No Opt. Call	Baa1	448,392
425	5.000%, 10/01/25	No Opt. Call	Baa1	492,724
1,000	Richmond County Board of Education, Georgia, General Obligation Bonds, Sales Tax Series 2021, 5.000%, 10/01/25	No Opt. Call	AA+	1,166,630
11,580	Total Georgia			12,693,953
	Hawaii – 0.2%
	Hawaii State, Harbor System Revenue Bonds, Series 2020A:
300	5.000%, 7/01/24 (AMT)	No Opt. Call	Aa3	332,385
800	5.000%, 7/01/25 (AMT)	No Opt. Call	Aa3	917,776
1,100	Total Hawaii			1,250,161

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho – 0.2%
$1,710	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/22	No Opt. Call	BB+	$1,754,887
	Illinois – 6.0%
400	Board of Regents of Illinois State University, Auxiliary Facilities System Revenue Bonds, Series 2018A, 5.000%, 4/01/22 – AGM Insured	No Opt. Call	AA	404,536
	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Refunding Series 2021A:
650	4.000%, 4/01/23 – BAM Insured	No Opt. Call	AA	680,011
1,200	4.000%, 4/01/25 – BAM Insured	No Opt. Call	AA	1,324,428
400	Champaign County Community Unit School District 166 Urbana, Illinois, General Obligation Bonds, Limited Tax Series 2021B, 3.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	427,252
425	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/25	No Opt. Call	BB	405,633
1,000	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2017, 5.000%, 6/01/24	No Opt. Call	A	1,105,810
2,500	Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A, 5.000%, 11/15/24	No Opt. Call	A+	2,819,600
650	Geneva, Kane County, Illinois, General Obligation Bonds, Waterworks & Sewage Alternate Revenue Source, Refunding Series 2021, 4.000%, 2/01/25	No Opt. Call	N/R	716,645
	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020:
400	5.000%, 10/01/23	No Opt. Call	BBB+	430,052
400	5.000%, 10/01/24	No Opt. Call	BBB+	445,372
400	5.000%, 10/01/25	No Opt. Call	BBB+	460,056
	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Series 2020A:
1,000	5.000%, 8/15/22	No Opt. Call	AA-	1,029,590
1,000	5.000%, 8/15/23	No Opt. Call	AA-	1,075,810
1,000	5.000%, 8/15/24	No Opt. Call	AA-	1,119,290
5,350	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020B-1, 5.000%, 5/15/50 (Mandatory Put 11/15/24)	5/24 at 100.00	A	5,910,198
1,670	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020B-2, 5.000%, 5/15/50 (Mandatory Put 11/15/26)	5/26 at 100.00	A	1,969,648
250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/22	No Opt. Call	AA-	260,235
575	Illinois Finance Authority, Water Facilities Revenue Bonds, American Water Capital Corporation Project, Refunding Series 2020, 0.700%, 5/01/40 (Mandatory Put 9/01/23)	No Opt. Call	A	574,776
2,000	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/24	No Opt. Call	BBB	2,226,640
3,100	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/23	No Opt. Call	BBB	3,352,495

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,935	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2021C, 5.000%, 6/15/26	No Opt. Call	BBB+	$2,278,830
1,250	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2018A, 5.000%, 1/01/22	No Opt. Call	AA-	1,250,000
5,225	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2019C, 5.000%, 1/01/25	No Opt. Call	AA-	5,920,813
	Joliet Park District, Will County, Illinois, General Obligation Bonds, Limited Tax Park Series 2021:
500	4.000%, 2/01/22 – BAM Insured	No Opt. Call	AA	501,350
360	4.000%, 2/01/23 – BAM Insured	No Opt. Call	AA	373,561
400	4.000%, 2/01/24 – BAM Insured	No Opt. Call	AA	427,216
	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Alternate Revenue Source Refunding School Series 2020C:
400	4.000%, 1/01/23 – AGM Insured	No Opt. Call	AA	414,392
355	4.000%, 1/01/26 – AGM Insured	No Opt. Call	AA	401,246
125	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2020, 4.000%, 5/01/22 – AGM Insured	No Opt. Call	AA	126,499
	Peoria, Illinois, General Obligation Bonds, Refunding Series 2021C:
415	5.000%, 1/01/25 – AGM Insured	No Opt. Call	AA	466,829
2,245	5.000%, 1/01/26 – AGM Insured	No Opt. Call	AA	2,612,192
2,750	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017, 5.000%, 6/01/22	No Opt. Call	A	2,802,992
	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2020:
500	4.000%, 4/15/23	No Opt. Call	AA-	522,255
450	5.000%, 4/15/24	No Opt. Call	AA-	494,033
1,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Refunding Series 2020, 4.000%, 1/01/22 – AGM Insured	No Opt. Call	AA	1,000,000
42,280	Total Illinois			46,330,285
	Indiana – 2.5%
	, Vigo County, Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series 2021:
515	4.000%, 7/15/24	No Opt. Call	AA+	559,723
525	4.000%, 1/15/25	No Opt. Call	AA+	578,802
535	4.000%, 7/15/25	No Opt. Call	AA+	597,520
1,235	Clark-Pleasant Community School Building Corporation, Indiana, First Mortgage Bonds, Refunding Series 2021B, 4.000%, 7/15/25	No Opt. Call	AA+	1,381,150
	Columbus Multi-School Building Corporation, Bartholomew County, Indiana, First Mortgage Revenue Bonds, Refunding and Improvement Series 2021:
1,300	4.000%, 7/15/24	No Opt. Call	N/R	1,411,176
550	4.000%, 1/15/25	No Opt. Call	N/R	604,620

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$950	Elkhart Community School Building Corporation, Indiana, First Mortgage Bonds, Series 2021, 5.000%, 1/15/25	No Opt. Call	AA+	$1,078,003
675	Fort Wayne Community Schools Building Corporation, Allen County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2021, 4.000%, 1/15/23	No Opt. Call	AA+	701,055
1,500	Franklin, Indiana, Economic Development Revenue Bonds, Otterbein Homes Obligated Group, Series 2019B, 5.000%, 7/01/24	No Opt. Call	A	1,662,720
1,625	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Long Term Rate Series 2019B, 2.250%, 12/01/58 (Mandatory Put 7/01/25)	1/25 at 100.00	AA	1,707,859
700	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2021A, 5.000%, 7/01/26	No Opt. Call	A	830,102
1,005	Indiana Finance Authority, State Revolving Fund Program Bonds, Series 2019D, 5.000%, 2/01/24 (AMT)	No Opt. Call	AAA	1,095,581
900	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding First Lien Series 2021-1, 5.000%, 10/01/24	No Opt. Call	AA-	1,012,032
1,065	Metropolitan School District Washington Township School Building Corporation, Indianapolis, Indiana, First Mortgage Bonds, 2016 Referendum projects, Series 2021A, 5.000%, 7/15/25	No Opt. Call	AA+	1,228,584
	Tippecanoe School Corporation, Indiana, General Obligation Bonds, Series 2020:
1,080	4.000%, 1/15/24	No Opt. Call	Aa2	1,153,818
1,090	4.000%, 7/15/24	No Opt. Call	Aa2	1,178,911
730	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015, 0.875%, 9/01/55 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A1	729,533
	Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2020:
300	4.000%, 1/15/25	No Opt. Call	AA+	329,889
500	4.000%, 7/15/25	No Opt. Call	AA+	557,130
700	4.000%, 1/15/26	No Opt. Call	AA+	788,361
17,480	Total Indiana			19,186,569
	Iowa – 3.2%
1,740	Indianola Community School District, Warren County, Iowa, General Obligation Bonds, Refunding Series 2020, 4.000%, 6/01/24	No Opt. Call	N/R	1,886,926
	Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise Retirement Community Project, Refunding Series 2021:
335	4.000%, 9/01/24	No Opt. Call	N/R	348,098
115	4.000%, 9/01/25	No Opt. Call	N/R	120,498
1,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013A, 5.000%, 7/01/25 (Pre-refunded 7/01/23)	7/23 at 100.00	A1 (4)	1,070,160
145	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	157,121
7,000	Iowa Finance Authority, Solid Waste Facility Revenue Bonds, Gevo NW Iowa RNG, LLC Renewable Natural Gas Project, Green Series 2021, 1.500%, 1/01/42 (Mandatory Put 4/01/24) (AMT)	10/22 at 100.00	Aa3	7,046,060

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
	Sioux City Community School District, Iowa, School Infrastructure Sales, Services and Use Tax Revenue Bonds, Refunding Series 2020:
$5,400	3.000%, 10/01/23 – BAM Insured	No Opt. Call	AA	$5,657,526
2,500	3.000%, 10/01/24 – BAM Insured	No Opt. Call	AA	2,653,200
	Southeast Polk Community School District, Polk, Jasper and Marion Counties, Iowa, General Obligation Bonds, School Series 2020A:
1,400	5.000%, 5/01/24	No Opt. Call	AA-	1,548,792
3,750	5.000%, 5/01/25	No Opt. Call	AA-	4,305,112
23,385	Total Iowa			24,793,493
	Kansas – 0.4%
	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A:
500	5.000%, 4/01/22 – BAM Insured	No Opt. Call	AA	505,715
500	5.000%, 4/01/23 – BAM Insured	No Opt. Call	AA	528,825
1,760	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2021A, 4.000%, 10/01/25 – BAM Insured	No Opt. Call	AA	1,986,002
2,760	Total Kansas			3,020,542
	Kentucky – 1.2%
445	Bullitt County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2020, 4.000%, 12/01/25	No Opt. Call	A1	500,287
3,785	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A2	4,125,461
4,170	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A1	4,568,735
8,400	Total Kentucky			9,194,483
	Louisiana – 2.4%
2,400	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, LOOP Inc. Project, Variable Rate Series 2010B-1A, 2.000%, 10/01/40 (Mandatory Put 10/01/22)	No Opt. Call	BBB+	2,419,392
6,000	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50 (Mandatory Put 5/15/25)	11/24 at 102.04	A	6,889,740
1,000	Louisiana Stadium and Exposition District, Revenue Bonds, Bond Anticipation Notes Series 2021, 4.000%, 7/03/23	4/23 at 100.00	BBB+	1,041,300
2,310	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017D-2, 0.550%, 5/01/43 (Mandatory Put 5/01/22)	1/22 at 100.00	Aa3	2,310,485
900	Louisiana State, General Obligation Bonds, Grant Anticipation Series 2021, 5.000%, 9/01/24	No Opt. Call	AA	1,005,777
2,465	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	2,506,067
2,500	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37 (Mandatory Put 7/01/24)	No Opt. Call	BBB-	2,580,300
17,575	Total Louisiana			18,753,061

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland – 0.8%
$1,040	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-1, 5.000%, 7/01/45 (Mandatory Put 7/01/25)	1/25 at 100.00	A	$1,173,515
4,000	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-2, 5.000%, 7/01/45 (Mandatory Put 7/01/27)	1/27 at 100.00	A	4,782,360
5,040	Total Maryland			5,955,875
	Massachusetts – 1.0%
515	Attleboro, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2021, 5.000%, 5/01/25	No Opt. Call	AA	592,157
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2020C:
725	5.000%, 10/01/25 – AGM Insured	No Opt. Call	AA	838,201
350	5.000%, 10/01/26 – AGM Insured	No Opt. Call	AA	417,029
210	Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series 2011N, 0.450%, 7/01/41 (Mandatory Put 7/01/25)	1/25 at 100.00	AA+	208,967
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue L, Senior Series 2020B:
880	5.000%, 7/01/25 (AMT)	No Opt. Call	AA	994,902
1,250	5.000%, 7/01/26 (AMT)	No Opt. Call	AA	1,452,287
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue M, Taxable Senior Series 2021B:
1,075	5.000%, 7/01/25 (AMT)	No Opt. Call	AA	1,221,297
1,000	5.000%, 7/01/26 (AMT)	No Opt. Call	AA	1,168,980
1,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Refunding Series 2019B, 5.000%, 7/01/23 (AMT)	No Opt. Call	AA	1,067,210
7,005	Total Massachusetts			7,961,030
	Michigan – 1.4%
	Allegan County Public School District, Michigan, General Obligation Bonds, School Building & Site Series 2021I:
785	4.000%, 5/01/23	No Opt. Call	AA	823,237
905	4.000%, 5/01/24	No Opt. Call	AA	979,165
	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI:
1,705	5.000%, 12/01/22	No Opt. Call	AA-	1,778,827
940	5.000%, 12/01/23	No Opt. Call	AA-	1,023,171
1,715	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 4.000%, 11/15/44 (Mandatory Put 8/15/24)	No Opt. Call	AA+	1,869,865
1,440	Michigan State Hospital Finance Authority, Revenue Bonds, McLaren Health Care Corporation, Refunding Series 2012A, 5.000%, 6/01/24	6/22 at 100.00	AA-	1,467,878
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/23	No Opt. Call	A+	1,077,280

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$1,590	Saginaw City School District, Saginaw County, Michigan, General Obligation Bonds, School Building & Site, Series 2021, 4.000%, 5/01/23	No Opt. Call	AA	$1,666,590
10,080	Total Michigan			10,686,013
	Minnesota – 8.1%
515	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Series 2021A, 3.000%, 2/01/26	No Opt. Call	A2	557,632
145	Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc. Orchard Path Phase II Project, Series 2021, 4.000%, 9/01/25	No Opt. Call	N/R	156,304
240	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 3.000%, 8/01/22	No Opt. Call	BB+	242,465
	Becker Independent School District 726, Minnesota, General Obligation Bonds, Refunding Series 2020A:
735	5.000%, 2/01/23	No Opt. Call	Aa2	770,236
560	5.000%, 2/01/24	No Opt. Call	Aa2	610,960
	Becker, Minnesota, General Obligation Bonds, Street Reconstruction, Series 2021A:
550	4.000%, 2/01/24	No Opt. Call	A1	590,496
500	4.000%, 2/01/25	No Opt. Call	A1	552,720
750	Belle Plaine Independent School District 716, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/23	No Opt. Call	Aa2	779,160
1,175	Belle Plaine Independent School District 716, Minnesota, General Olibation Bonds, School Building Series 2012A, 5.000%, 2/01/24	No Opt. Call	Aa2	1,286,026
	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings - Southeast Twin Cities Transmission Project, Refunding Series 2021:
265	5.000%, 1/01/25 – AGM Insured	No Opt. Call	AA	300,120
270	5.000%, 1/01/26 – AGM Insured	No Opt. Call	AA	316,019
210	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019, 4.000%, 9/01/23	No Opt. Call	N/R	216,951
1,415	City of Red Wing, Minnesota, General Obligation Bonds, Series 2018A, 5.000%, 2/01/23	No Opt. Call	Aa2	1,486,132
	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B:
645	5.000%, 2/01/22	No Opt. Call	Aa2	647,090
755	5.000%, 2/01/23	No Opt. Call	Aa2	789,103
280	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019C, 5.000%, 2/01/23	No Opt. Call	Aa2	292,648
500	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Series 2016A, 5.000%, 2/01/24	No Opt. Call	Aa2	543,545
	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Series 2021B:
245	3.000%, 3/01/22	No Opt. Call	Ba2	245,402
150	3.000%, 3/01/24	No Opt. Call	Ba2	153,695
2,115	Elk River Independent School District 728, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A, 5.000%, 2/01/23	No Opt. Call	Aa2	2,224,388

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$1,130	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 4.375%, 8/01/29	8/27 at 102.00	BB+	$1,289,183
815	Metropolitan Council Minneapolis- Saint Paul Metropolitan Area, Minnesota, General Obligation Bonds, Park Series 2021D, 5.000%, 3/01/25	No Opt. Call	AAA	931,521
1,550	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2017A, 5.000%, 2/01/23	No Opt. Call	AAA	1,629,809
105	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 3.750%, 12/01/22, 144A	No Opt. Call	N/R	106,834
500	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB+	528,940
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A, 5.000%, 11/15/24	No Opt. Call	AA-	1,128,760
2,500	Minneapolis-Saint Paul Metropolitan Council, Minnesota, General Obligation Wastewater Revenue Bonds, Series 2020B, 5.000%, 3/01/25	No Opt. Call	AAA	2,857,425
650	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/22	No Opt. Call	A+	650,000
1,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 1/01/25 (AMT)	1/24 at 100.00	A+	1,087,720
435	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Refunding Series 2021, 4.000%, 10/01/24	No Opt. Call	A2	476,055
640	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020A, 4.000%, 8/01/25	No Opt. Call	AA+	716,090
205	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A, 1.450%, 7/01/24 (AMT)	No Opt. Call	AA+	207,788
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021C:
390	0.400%, 1/01/23 (AMT)	No Opt. Call	AA+	389,867
295	0.450%, 7/01/23 (AMT)	No Opt. Call	AA+	294,767
325	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/24 (AMT)	No Opt. Call	AA	362,034
	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, Senior Series 2018:
500	5.000%, 11/01/22 (AMT)	No Opt. Call	AA	518,290
400	5.000%, 11/01/23 (AMT)	No Opt. Call	AA	430,264
4,695	Minnesota State, General Obligation Bonds, Refunding Various Purpose Series 2016D, 5.000%, 8/01/22	No Opt. Call	AAA	4,827,164
310	Montrose, Minnesota, General Obligation Bonds, Series 2021A, 2.000%, 2/01/25	No Opt. Call	AA	323,221
	Mountain Lake, Minnesota, General Obligation Bonds, Series 2021A:
190	2.000%, 12/15/23	No Opt. Call	A+	195,594
250	2.000%, 12/15/25	No Opt. Call	A+	262,418
720	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 4.000%, 10/01/23	No Opt. Call	N/R	758,988

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$1,160	Rocori Independent School District 750, Stearns County, Minnesota, General Obligation Bonds, Refunding School Building Series 2017A, 5.000%, 2/01/26	No Opt. Call	Aa2	$1,361,306
2,500	Rosemount Independent School District 196, Dakota County, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/23	No Opt. Call	AAA	2,628,175
	Roseville Independent School District 623, Ramsey County, Minnesota, Certificates of Participation, Series 2021A:
910	5.000%, 4/01/22	No Opt. Call	Baa2	920,292
860	5.000%, 4/01/23	No Opt. Call	Baa2	909,054
1,035	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, School Building Refunding Series 2019A, 5.000%, 2/01/24	No Opt. Call	Aa2	1,131,214
2,470	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/23	No Opt. Call	AA-	2,621,584
	Saint Joseph, Minnesota, General Obligation Bonds, Series 2021A:
265	4.000%, 12/15/22	No Opt. Call	AA-	274,450
200	4.000%, 12/15/23	No Opt. Call	AA-	213,834
330	4.000%, 12/15/24	No Opt. Call	AA-	363,284
250	4.000%, 12/15/25	No Opt. Call	AA-	282,675
400	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Refunding Series 2021A, 2.000%, 9/01/26	9/24 at 102.00	BB+	397,876
200	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Church Homes Project, Refunding Senior Series 2021A, 1.650%, 11/01/23, 144A	No Opt. Call	N/R	199,568
500	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017, 3.000%, 9/01/22	No Opt. Call	N/R	505,350
110	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 3.000%, 9/01/22	No Opt. Call	N/R	110,175
3,515	Sauk Rapids Independent School District 047, Benton County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 5.000%, 2/01/23	No Opt. Call	AAA	3,694,441
	Shakopee Independent School District 720, Scott County, Minnesota, Certificates of Participation, Series 2021B:
550	4.000%, 2/01/25	No Opt. Call	Baa1	601,804
300	4.000%, 2/01/26	No Opt. Call	Baa1	335,274
6,790	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Refunding School Building Series 2018B, 5.000%, 2/01/22	No Opt. Call	Aa2	6,814,716
3,685	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/24 (ETM)	No Opt. Call	N/R (4)	4,159,849
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
350	3.000%, 8/01/22	No Opt. Call	N/R	353,031
300	3.000%, 8/01/23	No Opt. Call	N/R	306,738
400	3.000%, 8/01/24	No Opt. Call	N/R	413,760
400	3.000%, 8/01/25	8/24 at 102.00	N/R	417,392

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Zumbro Education District 6012, Minnesota, Certificates of Participation Series 2021A:
$385	4.000%, 2/01/22	No Opt. Call	Baa1	$385,989
270	4.000%, 2/01/24	No Opt. Call	Baa1	287,793
58,760	Total Minnesota			62,423,448
	Mississippi – 0.1%
1,000	Warren County, Mississippi, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2020B, 1.600%, 8/01/27 (Mandatory Put 6/16/25) (AMT)	No Opt. Call	BBB	1,031,960
	Missouri – 5.9%
515	Arnold Retail Corridor Transportation Development District, Missouri, Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28	11/24 at 100.00	N/R	522,251
100	Belton School District 124, Cass County, Missouri, Certificates of Participation, Missouri School Boards Association, Series 2019, 4.000%, 1/15/22 – AGM Insured (ETM)	No Opt. Call	AA (4)	100,116
380	Bi-State Development Agency, Missouri, Bi-State MetroLink District, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/25 – AGM Insured	No Opt. Call	N/R	441,214
1,230	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, Direct Deposit Program Refunding Series 2020, 4.000%, 3/01/22	No Opt. Call	AA+	1,237,478
1,375	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A, 5.000%, 6/01/23	6/22 at 100.00	AA	1,401,730
	Central Southwest Missouri Community College District, Missouri, Certificates of Participation, Ozarks Technical Community College, Series 2021:
350	5.000%, 3/01/23	No Opt. Call	AA-	368,743
300	5.000%, 3/01/24	No Opt. Call	AA-	328,749
250	5.000%, 3/01/25	No Opt. Call	AA-	283,965
125	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2015, 3.250%, 5/15/28	5/23 at 100.00	A-	127,918
1,000	Clay County Reorganized School District R-1, Kearney, Missouri, General Obligation Bonds, School Building Series 2017, 5.000%, 3/01/22	No Opt. Call	AA+	1,007,760
2,500	Fort Zumwalt School District, St. Charles County, Missouri, General Obligation Bonds, Direct Deposit Program, Refunding Series 2021, 4.000%, 3/01/25	No Opt. Call	Aa1	2,774,925
800	Greene County, Missouri, Certificates of Participation, Capital Projects, Series 2021A, 4.000%, 3/01/26	No Opt. Call	Aa3	904,688
320	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2020, 1.000%, 10/01/27	No Opt. Call	A	320,016
	Jackson County, Missouri, Special Obligation Bonds, Truman Medical Center Project, Refunding Series 2021A:
755	5.000%, 12/01/23	No Opt. Call	Aa2	820,134
1,660	5.000%, 12/01/25	No Opt. Call	Aa2	1,932,821
1,015	Jefferson City School District, Missouri, General Obligation Bonds, Refunding Series 2021, 4.000%, 3/01/25	No Opt. Call	N/R	1,123,920

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Jennings, Saint Louis County, Missouri, Certificates of Participation, Series 2021:
$200	4.000%, 3/01/23	No Opt. Call	A-	$207,784
265	4.000%, 3/01/24	No Opt. Call	A-	283,176
230	4.000%, 3/01/25	No Opt. Call	A-	252,023
650	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/24	No Opt. Call	A	708,181
	Kansas City, Missouri, General Obligation Bonds, Series 2020A.:
410	5.000%, 2/01/23	No Opt. Call	AA	431,341
435	5.000%, 2/01/24	No Opt. Call	AA	476,386
400	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2021A, 5.000%, 4/01/25	No Opt. Call	AA-	456,472
130	Kansas City, Missouri, Special Obligation Bonds, Main Streetcar Extension Project, Series 2021D, 3.000%, 9/01/25	No Opt. Call	AA-	140,631
1,250	Kansas City, Missouri, Water Revenue Bonds, Refunding Series 2019A, 5.000%, 12/01/22	No Opt. Call	AA+	1,305,187
1,000	Meramec Valley School District R-3, Franklin and St. Louis Counties, Missouri, General Obligation Bonds, Series 2020, 4.000%, 3/01/23	No Opt. Call	AA+	1,043,790
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	1,077,600
600	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Jefferson County Water Authority Project, Series 2021A, 4.000%, 7/01/23	No Opt. Call	A	631,230
565	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%, 11/15/22	No Opt. Call	A+	588,131
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southeast Missouri State University, Refunding Series 2019:
200	5.000%, 10/01/23	No Opt. Call	A	215,208
505	5.000%, 10/01/24	No Opt. Call	A	563,307
270	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Bethesda Health Group, Inc., Series 2021, 3.000%, 8/01/22	No Opt. Call	BBB	274,074
6,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021B, 4.000%, 5/01/51 (Mandatory Put 5/01/26)	No Opt. Call	AA	6,855,060
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2020:
640	3.000%, 11/01/22	No Opt. Call	Baa2	651,283
665	4.000%, 11/01/23	No Opt. Call	Baa2	701,302
475	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/25	No Opt. Call	A2	551,489
400	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Variable Rate Series 2018C, 5.000%, 6/01/36 (Mandatory Put 6/01/23)	12/22 at 100.00	AA-	416,608
250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2021, 5.000%, 2/15/26	No Opt. Call	BBB+	293,073

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$260	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/25	No Opt. Call	BBB	$292,763
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Wright Memorial Hospital, Series 2019:
275	5.000%, 9/01/22	No Opt. Call	BBB-	282,312
285	5.000%, 9/01/23	No Opt. Call	BBB-	303,485
	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2019A:
135	5.000%, 10/01/22	No Opt. Call	A+	139,662
230	5.000%, 10/01/23	No Opt. Call	A+	248,117
225	5.000%, 10/01/24	No Opt. Call	A+	252,221
500	Nixa Public Schools, Missouri, Certificates of Participation, Series 2021, 4.000%, 4/01/24	No Opt. Call	A	537,030
1,290	Normandy Schools Collaborative Joint Executive Governing Board, Saint Loius County, Missouri, General Obligation Bonds, Series 2021B, 4.000%, 3/01/25	No Opt. Call	AA+	1,426,288
	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2021:
125	3.000%, 5/01/22	No Opt. Call	N/R	125,496
150	3.000%, 5/01/23	No Opt. Call	N/R	152,244
275	Rock Creek Public Sewer District, Missouri, Certificates of Participation, Series 2021, 3.000%, 4/01/25	No Opt. Call	A+	293,992
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
725	5.000%, 11/15/24	No Opt. Call	N/R	796,499
630	5.000%, 11/15/26	11/25 at 100.00	N/R	706,161
5,055	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2017A, 5.000%, 7/01/22 – AGM Insured	No Opt. Call	AA	5,174,551
2,000	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015, 3.250%, 8/01/27	8/25 at 100.00	AA+	2,164,140
325	St. Charles, Missouri, Certificates of Participation, Refunding Series 2020B, 4.000%, 2/01/24	No Opt. Call	Aa3	347,601
450	Webster County Reorganized School District R-I Marshfield, Missouri, General Obligation Bonds, Refunding Series 2019B, 3.000%, 3/01/22	No Opt. Call	AA+	452,020
42,150	Total Missouri			45,514,346
	Montana – 0.1%
500	Montana State, General Obligation Bonds, Series 2020C, 2.000%, 8/01/23	No Opt. Call	Aa1	513,880
	Nebraska – 0.8%
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2020A:
115	5.000%, 11/15/23	No Opt. Call	AA-	124,882
125	5.000%, 11/15/24	No Opt. Call	AA-	140,446
175	5.000%, 11/15/25	No Opt. Call	AA-	203,252

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$3,635	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%, 11/15/53 (Mandatory Put 11/15/25)	8/25 at 100.00	AA-	$4,190,973
1,555	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A, 5.000%, 7/01/22	No Opt. Call	BBB	1,589,506
5,605	Total Nebraska			6,249,059
	Nevada – 1.1%
775	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2021B, 5.000%, 7/01/23 (AMT)	No Opt. Call	A1	827,684
5,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%, 7/01/24	No Opt. Call	Aa3	5,570,100
1,390	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017, 1.650%, 1/01/36 (Mandatory Put 3/31/23)	No Opt. Call	A+	1,411,100
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 816 Summerlin Village 22, Series 2021:
300	2.000%, 6/01/23	No Opt. Call	N/R	303,777
365	2.000%, 6/01/25	No Opt. Call	N/R	370,917
7,830	Total Nevada			8,483,578
	New Hampshire – 0.1%
	National Finance Authority, New Hampshire, Hospital Facilities Revenue Bonds, Saint Elizabeth Medical Center, Inc., Series 2021A:
300	5.000%, 5/01/23	No Opt. Call	AA	318,411
400	5.000%, 5/01/24	No Opt. Call	AA	441,824
700	Total New Hampshire			760,235
	New Jersey – 5.0%
7,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Subordinate Series 2017A, 5.000%, 7/01/23 – BAM Insured	No Opt. Call	AA	7,474,810
200	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ, 5.000%, 6/15/22	No Opt. Call	Baa1	204,220
1,260	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-1, 5.000%, 7/01/43 (Mandatory Put 7/01/24)	4/24 at 100.87	AA-	1,400,490
6,500	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Senior Series 2018B, 5.000%, 12/01/22 (AMT)	No Opt. Call	Aaa	6,770,465
6,115	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A, 5.000%, 6/01/26	No Opt. Call	A3	7,233,495
5,000	New Jersey State, General Obligation Bonds, Various Purpose Series 2021, 2.000%, 6/01/25	No Opt. Call	A3	5,223,100
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
1,335	5.000%, 6/15/22	No Opt. Call	A+	1,363,302
3,000	5.000%, 6/15/23	No Opt. Call	A+	3,199,020

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 5.000%, 12/15/24	No Opt. Call	Baa1	$1,128,340
2,210	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A, 5.000%, 6/15/25	No Opt. Call	Baa1	2,530,715
1,685	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/23	No Opt. Call	A	1,793,160
35,305	Total New Jersey			38,321,117
	New Mexico – 1.5%
1,165	Albuquerque Municipal School District 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, Refunding Series 2021B, 5.000%, 8/01/24	No Opt. Call	AA	1,302,342
5,440	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010E, 1.150%, 6/01/40 (Mandatory Put 6/01/24)	No Opt. Call	BBB	5,518,390
2,500	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	5/25 at 100.87	AA	2,877,125
2,110	Santa Fe County, New Mexico, Gross Receipts Tax Revenue Bonds, Capital Outlay Series 2017, 5.000%, 6/01/22	No Opt. Call	AA+	2,151,989
11,215	Total New Mexico			11,849,846
	New York – 3.8%
14,030	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2016A. Groups A,B&C, 5.000%, 3/15/22	No Opt. Call	AA+	14,166,091
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A:
400	5.000%, 12/01/22	No Opt. Call	BBB+	416,644
500	5.000%, 12/01/23	No Opt. Call	BBB+	542,235
600	5.000%, 12/01/24	No Opt. Call	BBB+	673,920
1,375	Nassau Health Care Corporation, New York, County Guaranteed Revenue Bonds, Series 2009, 5.000%, 8/01/24	No Opt. Call	A+	1,532,217
1,230	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series DD, 5.000%, 6/15/26	No Opt. Call	AA+	1,468,559
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries F-1, 5.000%, 11/01/26	No Opt. Call	AAA	3,620,850
2,475	New York City, New York, General Obligation Bonds, Fiscal 2021 Series A-1, 5.000%, 8/01/24	No Opt. Call	AA	2,767,471
3,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric & Gas Corporation, Series 2004C, 2.625%, 4/01/34 (Mandatory Put 7/03/23)	No Opt. Call	A-	3,085,920
1,210	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Fifth Series 2014, 5.000%, 9/01/23 (AMT)	No Opt. Call	Aa3	1,301,609
27,820	Total New York			29,575,516

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina – 1.4%
$4,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate Demand Series 2021B, 5.000%, 1/15/50 (Mandatory Put 12/02/24)	No Opt. Call	AA-	$4,521,720
1,745	North Carolina Central University, General Revenue Bonds, Refunding Series 2016, 5.000%, 10/01/23	No Opt. Call	A3	1,872,943
250	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A, 5.000%, 7/01/24	No Opt. Call	AA-	277,845
2,990	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%, 2/01/24	No Opt. Call	BBB	3,260,775
500	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/24	No Opt. Call	Aa3	561,220
9,485	Total North Carolina			10,494,503
	North Dakota – 0.6%
895	Cass County Joint Water Reserve District, North Dakota, Temporary Improvement Special Assessment Bonds, Refunding Series 2021A, 0.480%, 5/01/24	11/22 at 100.00	Aa3	895,492
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021:
275	5.000%, 12/01/23	No Opt. Call	Baa2	298,724
215	5.000%, 12/01/25	No Opt. Call	Baa2	249,794
1,245	Grand Forks, North Dakota, Senior Housing and Nursing Facilities Revenue Bonds, Valley Homes Obligated Group, Series 2016A, 5.000%, 12/01/22	No Opt. Call	N/R	1,270,933
280	West Fargo Public School District 6, Cass County, North Dakota, General Obligation Bonds, Special Assessment Prepayment Series 2020C, 4.000%, 8/01/26	No Opt. Call	Aa2	322,347
	West Fargo, North Dakota, General Obligation Bonds, Refunding Improvement Series 2020A:
750	2.000%, 5/01/24	No Opt. Call	A1	775,748
500	4.000%, 5/01/25	No Opt. Call	A1	554,920
500	4.000%, 5/01/26	No Opt. Call	A1	568,735
4,660	Total North Dakota			4,936,693
	Ohio – 2.9%
845	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Refunding Series 2017, 4.000%, 11/15/22	No Opt. Call	A	871,558
1,205	Celina City School District, Mercer County, Ohio, General Obligation Bonds, School Improvement Series 2021, 0.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	1,173,188
	Cleveland, Ohio, Airport System Revenue Bonds, Series 2018A:
1,500	5.000%, 1/01/25 (AMT)	No Opt. Call	A2	1,689,720
2,000	5.000%, 1/01/26 (AMT)	No Opt. Call	A2	2,324,560
850	Cleveland, Ohio, Airport System Revenue Bonds, Series 2019B, 5.000%, 1/01/22 (AMT)	No Opt. Call	A2	850,000
	Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility Revenue Bonds, The Cleveland Museum of Natural History Project, Series 2021:
150	5.000%, 7/01/25	No Opt. Call	A3	171,636
125	5.000%, 7/01/26	No Opt. Call	A3	147,083

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$750	Cuyahoga Falls City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2021, 3.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	$804,697
1,335	Hamilton County, Ohio, General Obligation Bonds, Parking Facilities, Limited Tax Series 2021A, 5.000%, 12/01/25	No Opt. Call	Aa2	1,566,249
600	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2021A, 5.000%, 9/01/24	No Opt. Call	AA	673,062
	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021:
375	5.000%, 8/01/24	No Opt. Call	A+	418,695
700	5.000%, 8/01/25	No Opt. Call	A+	809,809
1,250	5.000%, 8/01/26	No Opt. Call	A+	1,492,200
685	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (5)	No Opt. Call	N/R	856
1,710	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, 2.100%, 1/01/29 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	1,769,320
800	Ohio State, Capital Facilities Lease-Appropriation Bonds, Administrative Building Fund Projects, Series 2021A, 5.000%, 4/01/25	No Opt. Call	AA	915,728
5,665	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2018D, 5.000%, 1/15/39 (Mandatory Put 9/15/23)	No Opt. Call	A	6,100,412
360	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Variable Rate Series 2020B, 5.000%, 1/15/50 (Mandatory Put 1/15/25)	1/25 at 100.00	A	406,879
500	Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein Homes Obligated Group, Refunding Series 2013A, 4.000%, 7/01/22	No Opt. Call	A	508,895
21,405	Total Ohio			22,694,547
	Oklahoma – 0.5%
350	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Refunding Series 2021, 3.000%, 9/01/22	No Opt. Call	AA-	356,496
1,065	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2019., 5.000%, 6/01/24	No Opt. Call	A+	1,181,766
1,425	Nichols Hills, Oklahoma, General Obligation Bonds, Refunding Series 2021, 4.000%, 7/01/24	No Opt. Call	AA+	1,551,070
425	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/22	No Opt. Call	Baa3	436,373
3,265	Total Oklahoma			3,525,705
	Oregon – 1.2%
1,200	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2003A, 2.400%, 7/01/38 (Mandatory Put 5/02/22) (AMT)	No Opt. Call	A-	1,207,284

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
	Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2020B:
$300	5.000%, 6/15/23	No Opt. Call	AA+	$320,625
500	5.000%, 6/15/24	No Opt. Call	AA+	556,305
350	5.000%, 6/15/26	No Opt. Call	AA+	417,883
4,620	Oregon Business Development Commission, Economic Development Revenue Bonds, Intel Corporation Project, 250 Series 2019, 5.000%, 3/01/49 (Mandatory Put 3/01/22) (AMT)	No Opt. Call	A+	4,653,449
450	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/24	No Opt. Call	BBB+	503,131
300	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A, 5.000%, 10/01/25	No Opt. Call	BBB+	346,962
1,000	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A, 4.000%, 5/15/22	No Opt. Call	AA-	1,013,740
8,720	Total Oregon			9,019,379
	Pennsylvania – 2.5%
1,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/22	No Opt. Call	A	1,011,260
1,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/22	No Opt. Call	A1	1,019,440
1,625	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43 (Mandatory Put 2/15/27)	8/26 at 100.00	AA-	1,934,790
835	Hollidaysburg Area School District, Blair County, Pennsylvania, General Obligation Bonds, Series 2021, 4.000%, 3/15/25	No Opt. Call	Aa3	926,416
	Northern York County School District, Pennsylvania, General Obligation Bonds, Notes Series 2021A:
1,125	4.000%, 11/15/23	No Opt. Call	AA-	1,199,711
1,135	4.000%, 11/15/25	No Opt. Call	AA-	1,275,093
305	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011, 2.150%, 7/01/41 (Mandatory Put 7/01/24) (AMT)	No Opt. Call	A-	315,980
465	Pennsylvania State University, Revenue Bonds, Series 2020E, 5.000%, 3/01/24	No Opt. Call	Aa1	511,784
1,000	Pennsylvania State, General Obligation Bonds, First Series 2015, 5.000%, 3/15/22	No Opt. Call	Aa3	1,009,600
400	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 7/01/22	No Opt. Call	A2	409,380
1,750	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2021, 5.000%, 7/01/25 (AMT)	No Opt. Call	A2	2,004,380
	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2020B:
550	4.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	583,506
300	4.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	326,601

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$6,000	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26	2/26 at 100.00	AA+	$6,817,740
17,490	Total Pennsylvania			19,345,681
	Rhode Island – 0.0%
330	Cranston, Rhode Island, General Obligation Bonds, Anticipation Notes Series 2021-1, 1.000%, 8/23/22	No Opt. Call	N/R	331,716
	South Carolina – 1.3%
2,215	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (AMT)	No Opt. Call	BBB	2,306,480
875	Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series 2016, 5.000%, 1/01/27	1/26 at 100.00	A	1,019,996
3,285	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020B, 5.000%, 12/01/48 (Mandatory Put 10/01/25)	No Opt. Call	AA-	3,813,786
2,980	South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%, 7/01/22 (AMT)	No Opt. Call	A+	3,046,275
9,355	Total South Carolina			10,186,537
	South Dakota – 0.4%
585	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017, 3.100%, 11/01/22	No Opt. Call	BB	590,019
250	South Dakota Health and Educational Facilities Authority Revenue Bonds, Westhills Village Retirement Community, Series 2021, 3.000%, 9/01/22	No Opt. Call	A+	254,137
1,940	South Dakota Health and Educational Facilities Authority, Reveune Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33 (Mandatory Put 7/01/24)	4/24 at 100.00	AA-	2,129,519
2,775	Total South Dakota			2,973,675
	Tennessee – 1.6%
100	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28	No Opt. Call	BBB+	125,574
1,310	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/24	1/23 at 100.00	A+	1,368,845
4,755	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2019A, 5.000%, 2/01/50 (Mandatory Put 10/01/24)	7/24 at 100.58	Aa2	5,300,256
3,500	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, 4.000%, 12/01/51 (Mandatory Put 9/01/28)	6/28 at 100.68	A1	4,091,220
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Commodity Project, Series 2021A:
250	5.000%, 11/01/22	No Opt. Call	A2	259,355
250	5.000%, 11/01/23	No Opt. Call	A2	269,962
250	5.000%, 11/01/24	No Opt. Call	A2	279,605
275	5.000%, 11/01/25	No Opt. Call	A2	317,430
10,690	Total Tennessee			12,012,247

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas – 11.3%
$5,000	Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019, 5.000%, 11/15/23 (AMT)	No Opt. Call	A1	$5,432,600
1,000	Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%, 11/15/22 (AMT)	No Opt. Call	A1	1,041,210
	Brazos Higher Education Authority Inc., Texas, Student Loan Program Revenue Bonds, Senior Series 2020-1A:
1,175	5.000%, 4/01/23 (AMT)	No Opt. Call	AA	1,234,149
775	5.000%, 4/01/24 (AMT)	No Opt. Call	AA	840,371
500	5.000%, 4/01/25 (AMT)	No Opt. Call	AA	556,575
1,540	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25	7/24 at 100.00	BBB+	1,703,717
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2013E, 5.000%, 11/01/22 (AMT)	No Opt. Call	A1	1,039,970
2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014D, 5.000%, 11/01/22 (AMT)	No Opt. Call	A+	2,079,940
2,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/24	No Opt. Call	A1	2,818,575
2,030	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2018, 5.000%, 8/15/23 (AMT)	No Opt. Call	A	2,183,204
4,550	Fort Worth Independent School District, Tarrant County, Texas, General Obligation Bonds, Refunding School Building Series 2015, 5.000%, 2/15/23	No Opt. Call	AAA	4,793,516
735	Friendswood, Galveston and Harris Counties, Texas, General Obligation Bonds, Refunding & Improvement Series 2021, 4.000%, 3/01/25	No Opt. Call	AA+	814,358
1,655	Galveston Independent School District, Galveston County, Texas, General Obligation Bonds, School Building Series 2018, 5.000%, 2/01/22	No Opt. Call	Aaa	1,661,090
5,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	5,245,800
4,170	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020C-2, 5.000%, 6/01/32 (Mandatory Put 12/01/24)	9/24 at 101.10	A+	4,708,931
8,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020C-3, 5.000%, 6/01/32 (Mandatory Put 12/01/26)	9/26 at 101.02	A+	9,575,760
3,595	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-1, 5.000%, 7/01/49 (Mandatory Put 12/01/22)	9/22 at 100.88	A+	3,739,267
1,700	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018A, 5.000%, 7/01/22 (AMT)	No Opt. Call	A1	1,740,120
4,210	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C, 5.000%, 7/01/23 (AMT)	No Opt. Call	AA	4,504,700
5,000	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Refunding School Building Series 2015A, 5.250%, 2/15/23	No Opt. Call	AAA	5,282,100
850	Hunt Memorial Hospital District, Hunt County, Texas, General Obligation Bonds, Refunding & Improvment Series 2020, 5.000%, 2/15/26	No Opt. Call	A2	975,205

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$400	Lake Houston Redevelopment Authority, Texas, Tax Increment Contract Revenue Bonds, Series 2021, 5.000%, 9/01/25	No Opt. Call	BBB-	$457,016
1,235	Laredo Independent School District, Webb County, Texas, General Obligation Bonds, Refunding Series 2021, 4.000%, 8/01/25	No Opt. Call	AAA	1,385,559
	Leander, Texas, General Obligation Bonds, Refunding Series 2020:
500	5.000%, 8/15/23	No Opt. Call	AA	537,230
525	5.000%, 8/15/25	No Opt. Call	AA	607,546
1,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2020, 5.000%, 5/15/25	No Opt. Call	A+	1,146,700
850	Lubbock Water and Wastewater System, Texas, Revenue Bonds, Refunding Series 2020B, 5.000%, 2/15/25	No Opt. Call	AA-	968,804
	Lumberton Independent School District, Hardin County, Texas, General Obligation Bonds, School Building Series 2021:
640	4.000%, 2/15/24	No Opt. Call	Aaa	688,800
1,190	4.000%, 2/15/25	No Opt. Call	Aaa	1,319,591
450	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 1996, 0.900%, 5/01/30 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A-	451,611
1,565	Montgomery Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding & School Building Series 2015, 5.000%, 2/15/26	2/25 at 100.00	AAA	1,783,224
1,130	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding Senior Lien Series 2014, 5.000%, 12/15/24	No Opt. Call	AA-	1,280,527
2,805	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding Senior Lien Series 2016, 4.000%, 12/15/24	No Opt. Call	AA-	3,096,608
	Port Arthur, Texas, Combination Tax and Revenue Certificates of Obligation, Series 2021:
565	5.000%, 2/15/23 – BAM Insured	No Opt. Call	AA	594,324
250	5.000%, 2/15/24 – BAM Insured	No Opt. Call	AA	273,708
315	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, 1.875%, 1/01/26, 144A (AMT)	7/23 at 103.00	N/R	315,904
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Refunding Series 2021:
1,500	5.000%, 12/15/24	No Opt. Call	A3	1,681,950
2,500	5.000%, 12/15/25	No Opt. Call	A3	2,891,175
2,100	5.000%, 12/15/26	No Opt. Call	A3	2,493,162
1,000	Tomball Independent School District, Harris and Montgomery Counties, Texas, General Obligation Bonds, Building Series 2020, 5.000%, 2/15/25	No Opt. Call	AAA	1,141,780
1,000	Upper Trinity Regional Water District, Texas, Regional Treated Water Supply System Revenue Bonds, Refunding Series 2020, 4.000%, 8/01/24	No Opt. Call	A+	1,086,370

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Wise County, Texas, Lease Revenue Bonds, Parker County Junior College District, Refunding Series 2021:
$350	5.000%, 8/15/23	No Opt. Call	N/R	$375,400
465	5.000%, 8/15/24	No Opt. Call	N/R	517,466
79,320	Total Texas			87,065,613
	Utah – 1.4%
6,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%, 7/01/23 (AMT)	No Opt. Call	A	6,416,280
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018:
335	4.000%, 10/15/22	No Opt. Call	AA	344,048
350	4.000%, 10/15/23	No Opt. Call	AA	370,664
1,120	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2020B-1, 5.000%, 5/15/60 (Mandatory Put 8/01/24)	2/24 at 102.15	AA+	1,250,167
1,555	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2020B-2, 5.000%, 5/15/60 (Mandatory Put 8/01/26)	2/26 at 102.03	AA+	1,852,005
500	Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series 2021, 3.000%, 10/15/23	No Opt. Call	BBB-	521,410
9,860	Total Utah			10,754,574
	Virginia – 1.1%
850	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 5.000%, 7/01/24	No Opt. Call	AA-	945,795
1,500	Charles City County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste Management, Inc., Series 2003, 2.400%, 8/01/27 (Mandatory Put 5/02/22) (AMT)	No Opt. Call	A-	1,509,105
1,755	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	1,897,137
1,250	Gloucester County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Waste Management Disposal Services of Virginia, Inc Project, Variable Rate Series 2003A, 2.400%, 9/01/38 (Mandatory Put 5/02/22) (AMT)	No Opt. Call	A-	1,257,588
1,000	Suffolk, Virginia, General Obligation Bonds, Refunding Series 2014, 5.000%, 2/01/25 (Pre-refunded 2/01/24)	2/24 at 100.00	AAA	1,097,110
1,470	Sussex County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Atlantic Waste Disposal, Inc Project, Variable Rate Series 2003A, 2.400%, 6/01/28 (Mandatory Put 5/02/22) (AMT)	No Opt. Call	A-	1,478,923
690	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	701,433
8,515	Total Virginia			8,887,091
	Washington – 2.4%
1,500	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds, Refunding Series 2020A, 5.000%, 7/01/23	No Opt. Call	AA+	1,605,480

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$1,750	King County School District 410 Snoqualmie Valley, Washington, General Obligation Bonds, Series 2019, 4.000%, 12/01/22	No Opt. Call	N/R	$1,810,725
1,370	King County School District 414 Lake Washington, Washington, General Obligation Bonds, Refunding Series 2020, 4.000%, 12/01/25	No Opt. Call	Aaa	1,555,525
1,955	King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien Series 2020A, 0.625%, 1/01/32 (Mandatory Put 1/01/24)	7/23 at 100.00	AA	1,958,245
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C:
1,000	5.000%, 4/01/22 (AMT)	No Opt. Call	AA-	1,011,430
3,360	5.000%, 4/01/24 (AMT)	No Opt. Call	AA-	3,693,783
2,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 5.000%, 4/01/24 (AMT)	No Opt. Call	AA-	2,198,200
2,150	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	2,347,779
2,000	Washington State, General Obligation Bonds, Various Purpose Series 2013D, 5.000%, 2/01/23	No Opt. Call	Aaa	2,103,660
17,085	Total Washington			18,284,827
	West Virginia – 0.4%
2,710	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	2,728,103
	Wisconsin – 5.1%
1,850	Howard-Suamico School District, Brown County, Wisconisn, General Obligation Bonds, School Building & Improvement Series 2021, 5.000%, 3/01/25	No Opt. Call	AA	2,107,594
	Kenosha, Wisconsin, General Obligation Promissory Notes Series 2020A:
350	2.000%, 5/01/23	No Opt. Call	AA	357,942
625	2.000%, 5/01/25	No Opt. Call	AA	651,975
1,250	Kenosha, Wisconsin, General Obligation Promissory Notes Series 2021B, 1.000%, 10/01/25	No Opt. Call	AA	1,265,250
400	Milwaukee, Wisconsin, Sewerage System Revenue Bonds, Green Series 2021S2, 5.000%, 6/01/26	No Opt. Call	A1	475,652
	New Richmond School District, Saint Croix County, Wisconsin, General Obligation Bonds, Refunding Series 2021:
1,500	4.000%, 4/01/24	No Opt. Call	Aa2	1,616,685
600	5.000%, 4/01/26	No Opt. Call	Aa2	707,538
570	Oshkosh, Wisconsin, Sewer System Revenue Bonds, Series 2021E, 4.000%, 5/01/25	No Opt. Call	Aa3	634,803
	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A:
400	5.000%, 1/01/22	No Opt. Call	A	400,000
300	5.000%, 1/01/23	No Opt. Call	A	313,914
200	5.000%, 1/01/24	No Opt. Call	A	217,670
400	5.000%, 1/01/26	No Opt. Call	A	466,284

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$300	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson Valley Medical Center, Series 2021A, 3.000%, 12/01/26	No Opt. Call	BB+	$320,676
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A:
700	5.000%, 6/01/24	No Opt. Call	A+	775,670
325	5.000%, 6/01/26	No Opt. Call	A+	385,219
	Racine Unified School District, Racine County, Wisconsin, General Obligation Bonds, Refunding Series 2021:
200	2.000%, 4/01/23	No Opt. Call	Aa3	204,380
475	2.000%, 4/01/24	No Opt. Call	Aa3	491,772
600	2.000%, 4/01/25	No Opt. Call	Aa3	627,798
250	Racine, Racine County, Wisconsin, General Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/24	No Opt. Call	AA-	273,618
1,870	West Bend Joint School District 1, Washington County, Wisconsin, General Obligation Bonds, Refunding Series 2021, 3.000%, 4/01/25	No Opt. Call	AA-	2,015,991
1,360	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/27	6/22 at 100.00	A3	1,385,922
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc. Project, Series 2021:
435	5.000%, 10/01/25	No Opt. Call	N/R	493,586
455	5.000%, 10/01/26	No Opt. Call	N/R	527,386
3,715	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Variable Rate Demand Series 2018B-2, 5.000%, 8/15/54 (Mandatory Put 1/25/23)	No Opt. Call	AA	3,892,837
3,155	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Variable Rate Demand Series 2018B-3, 5.000%, 8/15/54 (Mandatory Put 1/31/24)	No Opt. Call	AA	3,457,375
250	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc., Series 2017, 5.000%, 7/01/26	No Opt. Call	A+	297,075
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc., Series 2019A:
75	5.000%, 12/01/23	No Opt. Call	A+	81,470
100	5.000%, 12/01/24	No Opt. Call	A+	112,753
110	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc., Series 2019B, 3.000%, 12/01/24	No Opt. Call	A+	117,692
1,055	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Benevolent Corporation Cedar Community, Series 2017, 5.000%, 6/01/22	No Opt. Call	N/R	1,069,559
3,745	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, 5.000%, 2/15/51 (Mandatory Put 2/15/27)	8/26 at 100.00	A-	4,429,062

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021:
$125	4.000%, 1/01/23	No Opt. Call	N/R	$128,376
160	4.000%, 1/01/24	No Opt. Call	N/R	167,981
210	4.000%, 1/01/25	No Opt. Call	N/R	224,984
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series 2021:
440	1.950%, 7/01/24	No Opt. Call	N/R	439,784
460	2.250%, 7/01/26	No Opt. Call	N/R	459,604
350	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%, 9/15/25	No Opt. Call	BBB-	385,063
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc., Series 2018A:
500	4.000%, 9/15/22 (ETM)	No Opt. Call	BBB- (4)	513,060
455	4.000%, 9/15/23 (ETM)	No Opt. Call	BBB- (4)	483,046
1,640	Wisconsin Rapids School District, Wood and Portage Counties, Wisconsin, General Obligation Bonds, Refunding Series 2020, 5.000%, 4/01/24	No Opt. Call	Aa3	1,806,788
1,455	Wisconsin State, General Obligation Bonds, Refunding Series 2015-1, 5.000%, 5/01/25	No Opt. Call	AA+	1,673,512
50	Wisconsin State, General Obligation Bonds, Refunding Series 2021-2, 5.000%, 5/01/25	No Opt. Call	AA+	57,509
	Wisconsin State, Master Lease Certificates of Participation, Series 2021A:
1,170	4.000%, 9/01/23	No Opt. Call	Aa2	1,240,879
1,300	4.000%, 9/01/25	No Opt. Call	Aa2	1,463,709
35,935	Total Wisconsin			39,219,443
	Wyoming – 0.1%
710	Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional Medical Center Project, Refunding Series 2021, 4.000%, 5/01/24	No Opt. Call	A	768,007
$726,650	Total Municipal Bonds (cost $776,523,827)			785,156,657

Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Electric Utilities – 0.1%
22,152	Energy Harbor Corp (6), (7), (8)	$1,031,907
	Total Common Stocks (cost $751,144)	1,031,907
	Total Long-Term Investments (cost $777,274,971)	786,188,564
	Other Assets Less Liabilities – (1.7)%	(13,230,933)
	Net Assets – 100%	$772,957,631

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$785,156,657	$ —	$785,156,657
Common Stocks	—	1,031,907	—	1,031,907
Total	$ —	$786,188,564	$ —	$786,188,564

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 0.000%, 12/01/23.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.